Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit - USD ($)	Preferred Stock [Member] Redeemable Convertible Preferred Stock Series A [Member]	Preferred Stock [Member] Redeemable Convertible Preferred Stock Series A One [Member]	Preferred Stock [Member] Redeemable Convertible Preferred Stock Series A Two [Member]	Preferred Stock [Member] Redeemable Convertible Preferred Stock Series A Three [Member]	Preferred Stock [Member] Redeemable Convertible Preferred Stock Series A Four [Member]	Preferred Stock [Member] Redeemable Convertible Preferred Stock Series A Five [Member]	Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] AgeX Therapeutics Inc [Member]	Preferred Stock [Member] Series B Preferred Stock [Member] AgeX Therapeutics Inc [Member]	Common Stock [Member]	Common Stock [Member] AgeX Therapeutics Inc [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] AgeX Therapeutics Inc [Member]	Retained Earnings [Member]	Retained Earnings [Member] AgeX Therapeutics Inc [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] AgeX Therapeutics Inc [Member]	Total	AgeX Therapeutics Inc [Member]
Balance at Dec. 31, 2021	$ 2,000,000	$ 1,998,000	$ 11,085,291	$ 6,240,000	$ 9,346,961	$ 4,771,248	$ 35,441,500			$ 21,448		$ 635,341		$ (35,764,374)				$ (35,107,585)
Balance, shares at Dec. 31, 2021	400,000	300,000	1,117,013	499,200	718,997	367,015	3,402,225			2,144,800	1,079
Balance at Dec. 31, 2021													$ 93,916,000		$ (105,748,000)		$ (43,000)		$ (11,875,000)
Exercise of stock options										$ 737		3,685						$ 4,422
Exercise of stock options, shares										73,700								73,700
Stock based compensation												7,110						$ 7,110
Net income (loss)														(2,682,108)				(2,682,108)	(10,462,000)
Issuance of common stock upon vesting of restricted stock units, net of shares retired to pay employee’s taxes													(4,000)						(4,000)
Issuance of warrants													178,000						178,000
Fair value of liability classified warrants issued													4,148,000						4,148,000
Stock-based compensation													760,000						760,000
Net loss															(10,462,000)		(60,000)		(10,522,000)
Balance at Dec. 31, 2022	$ 2,000,000	$ 1,998,000	$ 11,085,291	$ 6,240,000	$ 9,346,961	$ 4,771,248	$ 35,441,500			$ 22,185		646,136		(38,446,482)				(37,778,161)	(17,212,000)
Balance, shares at Dec. 31, 2022	400,000	300,000	1,117,013	499,200	718,997	367,015	3,402,225			2,218,500	1,079
Balance at Dec. 31, 2022													98,998,000		(116,210,000)		(103,000)		(17,315,000)
Conversion of convertible notes						$ 962,584	$ 962,584					175,355						175,355
Conversion of convertible notes, shares						117,903	117,903
Exercise of stock options										$ 2,489		12,447						$ 14,936
Exercise of stock options, shares										248,934								248,934
Stock based compensation												24,325						$ 24,325
Net income (loss)														5,269,854				5,269,854	(14,803,000)
Issuance of common stock upon vesting of restricted stock units, net of shares retired to pay employee’s taxes													(1,000)						(1,000)
Fair value of liability classified warrants issued													879,000						879,000
Stock-based compensation													648,000						648,000
Net loss															(14,803,000)		(8,000)		(14,811,000)
Issuance of preferred stock, net of issuance costs													35,958,000						35,958,000
Issuance of preferred stock, net of issuance costs, shares								212	148
Balance at Dec. 31, 2023	$ 2,000,000	$ 1,998,000	$ 11,085,291	$ 6,240,000	$ 9,346,961	$ 5,733,832	$ 36,404,084			$ 24,674		$ 858,263		$ (33,176,628)				$ (32,293,691)	5,469,000
Balance, shares at Dec. 31, 2023	400,000	300,000	1,117,013	499,200	718,997	484,918	3,520,128	212	148	2,467,434	1,079
Balance at Dec. 31, 2023													$ 136,482,000		$ (131,013,000)		$ (111,000)		$ 5,358,000